Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Monetary assets and liabilities denominated in foreign currencies
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2022 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	53,243	￦	67,475	1,517,930	￦	1,923,672
EUR	5,626		7,602	20		27
Others	—		452	—		175

		￦	75,529		￦	1,923,874

Impact on income before income tax of a hypothetical change in exchange rates
As of December 31, 2022, a hypothetical change in exchange rates by 10% would have increased (decreased) the Group’s profit before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	3,933	(3,933)
EUR		758	(758)
Others		28	(28)

	￦	4,719	(4,719)

Maximum credit exposure
The maximum credit exposure as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Cash and cash equivalents	￦	1,882,093	872,550
Financial instruments		237,605	509,052
Investment securities		900	2,077
Accounts receivable — trade		1,984,772	1,921,617
Contract assets		132,221	118,278
Loans and other receivables		1,241,672	1,195,917
Derivative financial assets		321,160	217,594

	￦	5,800,423	4,837,085

Summary of gross carrying amounts of each financial asset except for accounts receivable trade and derivative financial asset
The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable — trade and derivative financial assets as of December 31, 2022 are as follows.

(In millions of won)
	Financial assets at FVTPL		Financial assets at amortized cost
			12-month ECL	Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired
Gross amount	￦	481,935	994,868	5,592	87,862
Loss allowance		—	(3,081)	(3,314)	(83,685)

Carrying amount	￦	481,935	991,787	2,278	4,177

Summary of changes in loss allowance for debt investments
Changes in the loss allowance for the debt investments for the year ended December 31, 2022 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired	Total
December 31, 2021	￦	2,787	6,190	83,033	92,010
Remeasurement of loss allowance, net		1,571	(1,517)	2,957	3,011
Transfer to lifetime ECL — not credit impaired		(1,277)	1,277	—	—
Transfer to lifetime ECL — credit impaired		—	(2,636)	2,636	—
Amounts written off		—	—	(6,594)	(6,594)
Recovery of amounts written off		—	—	1,653	1,653

December 31, 2022	￦	3,081	3,314	83,685	90,080

Contractual maturities of financial liabilities
Contractual maturities of financial liabilities as of December 31, 2022 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1-5 years	More than 5 years
Accounts payable — trade	￦	89,255	89,255	89,255	—	—
Borrowings(*)		936,110	975,960	290,024	685,936	—
Debentures(*)		8,366,694	9,469,549	2,074,631	5,077,080	2,317,838
Lease liabilities		1,782,057	2,063,294	391,686	1,104,040	567,568
Accounts payable — other and others(*)		5,505,465	5,641,277	4,291,518	1,256,702	93,057

	￦	16,679,581	18,239,335	7,137,114	8,123,758	2,978,463

(*)	Includes interest payables.

Periods in which cash flows from cash flow hedge derivatives are expected to occur
As of December 31, 2022, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1-5 years
Assets	￦	267,151	281,636	169,761	111,875

Debt-equity ratio
Debt-equity ratio as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Total liabilities	￦	19,153,066	18,576,139
Total equity		12,155,196	12,335,138

Debt-equity ratios		157.57%	150.60%

Fair value and carrying amount of financial assets and liabilities including fair value hierarchy
1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2022 are as follows:

(In millions of won)	December 31, 2022
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	1,002,164	44,431	727,014	230,719	1,002,164
Derivative hedging instruments		267,151	—	267,151	—	267,151
FVOCI		1,189,597	993,765	—	195,832	1,189,597

	￦	2,458,912	1,038,196	994,165	426,551	2,458,912

Financial liabilities that are measured at fair value:
FVTPL	￦	302,593	—	—	302,593	302,593

Financial liabilities that are not measured at fair value:
Borrowings	￦	936,110	—	911,597	—	911,597
Debentures		8,366,694	—	7,813,420	—	7,813,420
Long-term payables — other		1,638,341	—	1,614,934	—	1,614,934

	￦	10,941,145	—	10,339,951	—	10,339,951

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2021 are as follows:

(In millions of won)	December 31, 2021
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	1,598,321	55,455	1,359,915	182,951	1,598,321
Derivative hedging instruments		182,661	—	182,661	—	182,661
FVOCI		1,511,605	1,344,434	—	167,171	1,511,605

	￦	3,292,587	1,399,889	1,542,576	350,122	3,292,587

Financial liabilities that are measured at fair value:
FVTPL	￦	321,025	—	—	321,025	321,025
Derivative hedging instruments		111	—	111	—	111

	￦	321,136	—	111	321,025	321,136

Financial liabilities that are not measured at fair value:
Borrowings	￦	407,185	—	392,237	—	392,237
Debentures		8,426,683	—	8,679,472	—	8,679,472
Long-term payables — other		2,009,833	—	2,010,852	—	2,010,852

	￦	10,843,701	—	11,082,561	—	11,082,561

Interest rates used by the group for the fair value measurement
Interest rates used by the Group for the fair value measurement as of December 31, 2022 are as follows:

Interest rate
Derivative instruments	4.18% ~ 5.20%
Borrowings and debentures	4.89% ~ 5.10%
Long-term payables — other	4.59% ~ 5.06%

Fair value of assets

(In millions of won)
	Balance as of January 1, 2022		Gain / (Loss)	OCI	Acquisition	Disposal	Transfer	Balance as of December 31, 2022

Financial assets
FVTPL	￦	182,951	42,145	1,375	48,458	(38,894)	(5,316)	230,719
FVOCI		167,171	—	1,088	55,333	(26,860)	(900)	195,832

	￦	350,122	42,145	2,463	103,791	(65,754)	(6,216)	426,551

Financial liabilities
FVTPL	￦	(321,025)	18,432	—	—	—	—	(302,593)

Carrying amount of financial instruments recognized of which offset agreements are applicable
Carrying amounts of financial instruments recognized of which offset agreements are applicable as of December 31, 2022 and 2021 are as follows:

(In millions of won)	December 31, 2022
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable — trade and others	￦	245,835	(236,921)	8,914
Financial liabilities:
Accounts payable — other and others	￦	244,509	(236,921)	7,588

(In millions of won)	December 31, 2021
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable — trade and others	￦	197,828	(189,424)	8,404
Financial liabilities:
Accounts payable — other and others	￦	200,849	(189,424)	11,425